LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Schedule of Obligation Recognized for Post-Employment Defined Benefit Plans
The amounts recognized in the statement of financial position, in respect of a defined benefit plan (see note 2(k)(i)(2)) and changes during the year in the obligation recognized for post-employment defined benefit plans were as follows:

	New Israeli Shekels in millions
	Present value of obligation	Fair value of plan assets	Total
At January 1, 2017	142	(103)	39
Current service cost	11		11
Past service cost	4		4
Interest expense (income)	4	(3)	1
Employer contributions		(9)	(9)
Benefits paid	(25)	17	(8)
Remeasurements:
Experience loss	2		2
Loss (gain) from change in financial assumptions	1		1
Return on plan assets		(1)	(1)
At December 31, 2017	139	(99)	40
Current service cost	11		11
Interest expense (income)	3	(1)	2
Employer contributions		(8)	(8)
Benefits paid	(11)	7	(4)
Remeasurements:
Experience loss	2		2
Return on plan assets		(3)	(3)
At December 31, 2018	144	(104)	40

Schedule of Principal Actuarial Assumptions
The principal actuarial assumptions used were as follows:

	December 31
	2017	2018
Interest rate weighted average	2.73%	3.29%
Inflation rate weighted average	1.11%	1.62%
Expected turnover rate	9%-56%	9%-56%
Future salary increases	1%-6%	1%-6%

Schedule of Sensitivity of Defined Benefit Obligation to Changes
The sensitivity of the defined benefit obligation to changes in the principal assumptions is:

	December 31, 2018
	NIS in millions
	Increase of 10% of the assumption	Decrease of 10% of the assumption
Interest rate	(0.8)	0.6
Expected turnover rate	0.3	(0.4)
Future salary increases	0.4	(0.4)

Schedule of Expected Maturity Analysis of Undiscounted Defined Benefits	Expected maturity analysis of undiscounted defined benefits as at December 31, 2018:
NIS in millions
2019	27
2020	20
2021	12
2022 and 2023	20
2024 and thereafter	87
166